Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

(a)	Names and relationship of related parties:

Existing relationships with the Company
Yu Chuan Yih	Director and major beneficial shareholder of the Company

Tanzanite (H.K.) Limited	Common director

Andrew N. Bernstein	Non-executive director

Ng Hon Tak	Director and shareholder of the Company

(b)	Summary of balances with related parties:

	As of December 31,
	2011	2010
	US$	US$
Certain banking facilities granted to the Company collateralized by properties owned by Yu Chuan Yih and his personal guarantee to the extent of	53,560	40,155

Shareholder’s loan to a subsidiary	1,583	—

The shareholder’s loan is unsecured, interest free, repayable in 2012, and relate to working capital nature.

(c)	Summary of related party transactions:

	Year ended December 31,
	2011	2010	2009
	US$	US$	US$
Expenses:
Rental expense to Tanzanite (H.K.) Limited	231	240	246
Legal fee to Andrew N. Bernstein,P.C.	194	189	140
Director’s fee to Andrew N. Bernstein	12	12	12

	437	441	398

The Company leases certain of its office and quarter from Tanzanite (H.K.) Limited. The leases are for two years term expiring in 2012 and 2013. The Company may terminate these tenancies at any time after the expiration of the first 12 months after the commencement of the term of tenancies, by giving the landlord no less than two months’ prior notice.